Expense Example - Investor Class and Class H - Telecommunications Fund	Investor Class 1 Year	Investor Class 3 Years	Investor Class 5 Years	Investor Class 10 Years	Class H 1 Year	Class H 3 Years	Class H 5 Years	Class H 10 Years
USD ($)	149	462	797	1,746	171	530	913	1,987